Restructuring Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation, current	$ 5,210	$ 9,120
Restructuring costs incurred to date	39,735
Accrued restructuring obligation, current	1,052	9,120
Accrued restructuring obligation, non-current	157	200
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date	25,673
Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date	11,692
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date	2,370
Fiscal 2015 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation, current	61
Fiscal 2015 March Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation, current	$ 4,097